Earnings Per Common Share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Schedule of Net Earnings to Common Shareholders
Diluted earnings per share ("EPS") was calculated using the treasury stock method for stock options.

	2025			2024
	Net Earnings	Weighted		Net Earnings	Weighted
	to Common	Average		to Common	Average
	Shareholders	Shares	EPS	Shareholders	Shares	EPS
	($ millions)	(# millions)	($)	($ millions)	(# millions)	($)
Basic EPS	1,714	503.5	3.40	1,606	495.0	3.24
Potential dilutive effect of stock-based compensation	—	0.2	—	—	0.2	—
Diluted EPS	1,714	503.7	3.40	1,606	495.2	3.24